Summary Prospectus May 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

DWS U.S. BOND INDEX FUND






CLASS/Ticker    A   BONDX    INST   BTUSX    S   BONSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A), (800) 730-1313 (INST) and
(800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated May 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Barclays Capital U.S. Aggregate Index (the "Barclays US Aggregate Index"), which emphasizes government mortgage-backed securities and corporate investment grade debt securities.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 17) and Purchase and Redemption of Shares in the fund's SAI (p. II-10).


SHAREHOLDER FEES (paid directly from your investment)


                                                             A    INST      S
                                                  ------------  ------  -----
Maximum sales charge (load) on purchases, as %
of offering price                                       2.75    None    None
-------------------------------------------------       ----    ------  -----
Maximum contingent deferred sales charge (load),
as % of redemption proceeds                         None(1)     None    None
-------------------------------------------------   --------    ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                         A        INST           S
                                                 ---------  ----------  ----------
Management fee                                       0.15       0.15        0.15
------------------------------------------------     ----       ----        ----
Distribution/service
(12b-1) fees                                         0.25      None        None
------------------------------------------------     ----      -----       -----
Other expenses (includes an administrative fee)      0.39       0.27        0.51
------------------------------------------------     ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.79       0.42        0.66
------------------------------------------------     ----      -----       -----
Less fee waiver/reimbursement                        0.20       0.00        0.32
------------------------------------------------     ----      -----       -----
NET ANNUAL FUND OPERATING EXPENSES                   0.59       0.42        0.34
------------------------------------------------     ----      -----       -----

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.85% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

The Advisor has contractually agreed through April 30, 2011 to maintain the fund's total annual operating expenses, excluding extraordinary expenses, taxes, brokerage and interest expense at ratios no higher than 0.59% and 0.34% for Classes A and S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Classes A and S shares) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A    INST       S
-------  --------  ------  ------
1        $ 334     $43     $35
--       -----     ---     ---
3          501     135     179
--       -----     ---     ---
5          683     235     336
--       -----     ---     ---
10       1,208     530     792
--       -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A    INST       S
-------  --------  ------  ------
1        $ 334     $43     $35
--       -----     ---     ---
3          501     135     179
--       -----     ---     ---
5          683     235     336
--       -----     ---     ---
10       1,208     530     792
--       -----     ---     ---

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account.

These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.

Portfolio turnover rate for fiscal year 2009: 132%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in securities included in the Barclays US Aggregate Index and in derivative instruments, such as futures contracts and options, that provide exposure to the securities of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. Portfolio management may limit or avoid exposure to any security in the index if it believes the security is illiquid or that extraordinary conditions have cast doubt on its merits. Conversely, portfolio management may gain exposure to a security not included in the index when it believes such exposure is consistent with the fund's goal (for example, in anticipation of a security being added to the index). The fund may also hold short-term debt securities and money market instruments.


The BARCLAYS US AGGREGATE INDEX is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more at the time of their issue.


MANAGEMENT PROCESS. Portfolio management uses quantitative analysis techniques to structure the fund to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 95% or better (perfect correlation being 100%). The fund uses an optimization strategy, investing in a statistically selected sample of the securities found in the index. The fund also attempts to replicate the index's duration (a measure of the sensitivity of bond prices to changes in interest rates). The index has an intermediate duration.

--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) For any premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the fund, prepayment risk may be enhanced.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Prepayments could also create capital gains tax liability in some instances. Any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance.


CREDIT RISK. A fund purchasing debt securities faces the risk that the creditworthiness of an issuer may decline, causing the value of the debt securities to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the debt security it has issued.


INDEXING RISK. An index fund's performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time.


Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase



                                       2
SUMMARY PROSPECTUS May 1, 2010                        DWS U.S. Bond Index Fund
the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and SAI.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


The performance data for the period prior to July 10, 2006, provided in the bar chart and quarterly returns below and the risk return table are those of the fund's predecessor fund, DWS U.S. Bond Index Fund, a series of DWS Advisor Funds II (the "Predecessor Fund"). On July 10, 2006, the Predecessor Fund transferred its assets to the fund, which is a series of DWS Institutional Funds. The fund also acquired the Predecessor Fund's liabilities.


Since Class A and S shares commenced operations on February 17, 2009, performance information is not available for a full calendar year.


CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]



  11.72      8.19      10.04      3.75      4.27      2.22       4.19     7.34      5.49      4.86
  2000       2001      2002       2003      2004      2005      2006       2007     2008      2009




Best Quarter: 4.84%, Q4 2008         Worst Quarter: -2.60%, Q2 2004
Year-to-Date as of 3/31/2010: 1.57%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the highest historical individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                 CLASS          1          5         10
                             INCEPTION       YEAR      YEARS      YEARS
                           -----------  ---------  ---------  ---------
INST CLASS before tax      6/30/1997        5.05       4.84       6.19
-------------------------  ---------        ----       ----       ----
  After tax on
  distributions                             3.54       3.11       4.15
  After tax on distribu-
  tions, with sale                          3.20       3.10       4.08
-------------------------  ---------        ----       ----       ----
BARCLAYS CAPITAL U.S.
AGGREGATE BOND INDEX                        5.93       4.97       6.33
-------------------------  ---------        ----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Northern Trust Investments, N.A.


PORTFOLIO MANAGER(S)

LOUIS R. D'ARIENZO. Vice President of Northern Trust Investments, N.A. Portfolio Manager of the fund. Joined the fund in 1997.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A           1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A and Class S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.


                                       3
SUMMARY PROSPECTUS May 1, 2010                        DWS U.S. Bond Index Fund

TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend distributions are declared daily and paid monthly and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                                        DWS U.S. Bond Index Fund
                                         SUMMARY PROSPECTUS May 1, 2010 DBIF-SUM